Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000123053
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	Institutional Class
Trading Symbol	LYRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical U.S. Value Equity Fund - Institutional Class	S&P 500® Index
Nov-2015	$100,000	$100,000
Nov-2016	$110,731	$108,058
Nov-2017	$134,757	$132,775
Nov-2018	$122,597	$141,106
Nov-2019	$129,099	$163,838
Nov-2020	$135,759	$192,438
Nov-2021	$177,082	$246,168
Nov-2022	$165,024	$223,496
Nov-2023	$182,586	$254,427
Nov-2024	$243,994	$340,656
Nov-2025	$261,599	$391,753

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	7.21%	14.02%	10.09%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,117,612,636
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,249,996
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,117,612,636 Number of Portfolio Holdings33 Advisory Fee (net of waivers & recoupments)$9,249,996 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000138389
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	Investor Class
Trading Symbol	LYRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical U.S. Value Equity Fund - Investor Class	S&P 500® Index
Nov-2015	$10,000	$10,000
Nov-2016	$11,036	$10,806
Nov-2017	$13,389	$13,277
Nov-2018	$12,144	$14,111
Nov-2019	$12,737	$16,384
Nov-2020	$13,367	$19,244
Nov-2021	$17,390	$24,617
Nov-2022	$16,168	$22,350
Nov-2023	$17,846	$25,443
Nov-2024	$23,789	$34,066
Nov-2025	$25,443	$39,175

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	6.95%	13.74%	9.79%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,117,612,636
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,249,996
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,117,612,636 Number of Portfolio Holdings33 Advisory Fee (net of waivers & recoupments)$9,249,996 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000236986
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	A Class
Trading Symbol	LYRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical U.S. Value Equity Fund - A Class	S&P 500® Index
Jul-2022	$9,426	$10,000
Nov-2022	$10,380	$10,724
Nov-2023	$11,457	$12,208
Nov-2024	$15,269	$16,346
Nov-2025	$16,332	$18,797

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - A Class
Without Load	6.96%	17.52%
With Load	0.82%	15.49%
S&P 500® Index	15.00%	20.36%

Performance Inception Date	Jul. 05, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,117,612,636
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,249,996
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,117,612,636 Number of Portfolio Holdings33 Advisory Fee (net of waivers & recoupments)$9,249,996 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000236985
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	C Class
Trading Symbol	LYRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical U.S. Value Equity Fund - C Class	S&P 500® Index
Jul-2022	$10,000	$10,000
Nov-2022	$10,979	$10,724
Nov-2023	$12,028	$12,208
Nov-2024	$15,917	$16,346
Nov-2025	$16,896	$18,797

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - C Class
Without CDSC	6.15%	16.65%
With CDSC	5.15%	16.65%
S&P 500® Index	15.00%	20.36%

Performance Inception Date	Jul. 05, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,117,612,636
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,249,996
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,117,612,636 Number of Portfolio Holdings33 Advisory Fee (net of waivers & recoupments)$9,249,996 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000218236
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	Institutional Class
Trading Symbol	LYRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund was up 26.8% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 24.5% during the period and the MSCI EAFE Equal-Weighted Index was up 23.2%.

     For the reporting period, the three positions that most positively impacted performance were: Babcock International Group plc (BAB-LON) up 132%, Nintendo Company Ltd. - ADR (NTDOY-US) up 46%, and Euronext N.V. (ENX-FR) up 40%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 19%, Evolution AB (EVO-SE) down 18%, and Amcor plc (AMCR-US) down 11%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.8x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.3 times earnings on this same basis, a premium of 23% to the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical International Value Equity Fund - Institutional Class	MSCI EAFE Index
Mar-2020	$100,000	$100,000
Nov-2020	$110,200	$114,397
Nov-2021	$127,659	$126,712
Nov-2022	$118,872	$113,859
Nov-2023	$121,872	$127,935
Nov-2024	$134,397	$143,139
Nov-2025	$170,380	$178,211

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Institutional Class	26.77%	9.11%	9.71%
MSCI EAFE Index	24.50%	9.27%	10.57%

Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,921,380
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,921,380 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$0 Portfolio Turnover109%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.8%
Energy	3.2%
Communications	3.7%
Health Care	4.3%
Consumer Staples	4.3%
Materials	8.6%
Consumer Discretionary	10.1%
Financials	12.7%
Technology	22.8%
Industrials	28.6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	5.3%
AerCap Holdings N.V.	4.9%
Rexel S.A.	4.9%
Johnson Controls International plc	4.7%
Ayvens S.A.	4.3%
Sony Group Corporation	4.3%
CK Hutchison Holdings Ltd.	4.3%
Fresenius SE & Company KGaA	4.2%
Julius Baer Group Ltd.	4.0%
Renesas Electronics Corporation	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000218237
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	Investor Class
Trading Symbol	LYRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$149	1.32%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund was up 26.5% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 24.5% during the period and the MSCI EAFE Equal-Weighted Index was up 23.2%.

     For the reporting period, the three positions that most positively impacted performance were: Babcock International Group plc (BAB-LON) up 132%, Nintendo Company Ltd. - ADR (NTDOY-US) up 46%, and Euronext N.V. (ENX-FR) up 40%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 19%, Evolution AB (EVO-SE) down 18%, and Amcor plc (AMCR-US) down 11%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.8x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.3 times earnings on this same basis, a premium of 23% to the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical International Value Equity Fund - Investor Class	MSCI EAFE Index
Mar-2020	$10,000	$10,000
Nov-2020	$11,000	$11,440
Nov-2021	$12,715	$12,671
Nov-2022	$11,806	$11,386
Nov-2023	$12,075	$12,794
Nov-2024	$13,289	$14,314
Nov-2025	$16,806	$17,821

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Investor Class	26.47%	8.85%	9.45%
MSCI EAFE Index	24.50%	9.27%	10.57%

Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,921,380
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,921,380 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$0 Portfolio Turnover109%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.8%
Energy	3.2%
Communications	3.7%
Health Care	4.3%
Consumer Staples	4.3%
Materials	8.6%
Consumer Discretionary	10.1%
Financials	12.7%
Technology	22.8%
Industrials	28.6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	5.3%
AerCap Holdings N.V.	4.9%
Rexel S.A.	4.9%
Johnson Controls International plc	4.7%
Ayvens S.A.	4.3%
Sony Group Corporation	4.3%
CK Hutchison Holdings Ltd.	4.3%
Fresenius SE & Company KGaA	4.2%
Julius Baer Group Ltd.	4.0%
Renesas Electronics Corporation	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000216823
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Systematic Opportunities Fund
Class Name	Institutional Class
Trading Symbol	QASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – generating positive returns over any market environment. Over the fiscal year, the Fund exploited volatility in the equity markets by entering into equities after dips and exiting after subsequent recoveries. Such trades are the bread and butter of the Fund’s methodology and have been found to occur with regularity across multiple market regimes.

During the fiscal year, the Fund was invested in equities (S&P 500® Index and NASDAQ 100 Index positions) approximately 45% of the time with the remainder spent in the relative safety of money market funds. Because of this, the gains the Fund experienced were achieved using considerably less risk than the overall equity markets, while providing for equity-like returns.

When volatility recedes in equity markets, the Fund will generally have fewer opportunities to enter into a trade. This occurred during the months of June and July as equities made new highs but exhibited relatively small day-to-day movements. When the Fund is not in equities, it invests in money market funds which are currently yielding approximately 3.9%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Systematic Opportunities Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
Nov-2020	$99,400	$107,272	$108,849
Nov-2021	$105,200	$106,035	$120,343
Nov-2022	$99,796	$92,420	$106,957
Nov-2023	$106,706	$93,510	$112,228
Nov-2024	$113,877	$99,939	$131,534
Nov-2025	$140,854	$105,637	$144,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	23.69%	7.22%	5.96%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	0.93%
Dow Jones Moderate Portfolio Index	10.06%	5.87%	6.45%

Performance Inception Date	Dec. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 270,254,975
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 1,998,503
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$270,254,975 Number of Portfolio Holdings2 Advisory Fee (net of recoupments)$1,998,503 Portfolio Turnover147%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	3.7%
Fixed Income	78.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000256096
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Systematic Opportunities Fund
Class Name	C Class
Trading Symbol	QCSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$301	2.71%

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	2.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – generating positive returns over any market environment. Over the fiscal year, the Fund exploited volatility in the equity markets by entering into equities after dips and exiting after subsequent recoveries. Such trades are the bread and butter of the Fund’s methodology and have been found to occur with regularity across multiple market regimes.

During the fiscal year, the Fund was invested in equities (S&P 500® Index and NASDAQ 100 Index positions) approximately 45% of the time with the remainder spent in the relative safety of money market funds. Because of this, the gains the Fund experienced were achieved using considerably less risk than the overall equity markets, while providing for equity-like returns.

When volatility recedes in equity markets, the Fund will generally have fewer opportunities to enter into a trade. This occurred during the months of June and July as equities made new highs but exhibited relatively small day-to-day movements. When the Fund is not in equities, it invests in money market funds which are currently yielding approximately 3.9%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Systematic Opportunities Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Oct-2024	$10,000	$10,000	$10,000
Nov-2024	$10,104	$9,996	$10,111
Nov-2025	$12,318	$10,565	$11,128

Average Annual Return [Table Text Block]
	1 Year	Since Inception (October 18, 2024)
Q3 All-Season Systematic Opportunities Fund - C Class	21.91%	20.51%
Bloomberg U.S. Aggregate Bond Index	5.70%	5.04%
Dow Jones Moderate Portfolio Index	10.06%	10.04%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 270,254,975
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 1,998,503
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$270,254,975 Number of Portfolio Holdings2 Advisory Fee (net of recoupments)$1,998,503 Portfolio Turnover147%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	3.7%
Fixed Income	78.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000216825
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Tactical Fund
Class Name	Institutional Class
Trading Symbol	QAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$187	1.83%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year, performance for the Q3 All-Season Tactical Fund was almost entirely due to the exposure it had to NASDAQ 100 Index funds. A handful of trades in U.S. Treasury funds also occurred during the year leading to modest gains. The Fund’s systematic, quantitative indicators strongly pointed to a resumption of the uptrend in that index which had developed during the second half of 2024. Continued strength in AI-related sectors, and a reduction in interest rates, created an environment where the NASDAQ 100 Index soared to new highs during the fourth quarter.

Despite the struggles in the technology sector during the spring, the Fund deemed the NASDAQ 100 Index worthy of investment. As volatility began to increase during the summer months, the Fund established a few small allocations to money market and U.S. Treasury funds. These trades added small gains to the overall performance of the Fund, as the bond market showed signs of renewed strength for the first time in several quarters. Such positions also help to dampen the overall level of volatility within the Fund.

As the NASDAQ 100 Index continued to make new all-time highs throughout the summer and into the fall, the Fund benefited handsomely by having full exposure to that index during the majority of the period. Volatility levels in the U.S. equity markets began to decrease, and as such, the Fund’s indicators signaled to remain fully invested going into the end of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Tactical Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
Nov-2020	$120,600	$107,272	$108,849
Nov-2021	$148,463	$106,035	$120,343
Nov-2022	$97,948	$92,420	$106,957
Nov-2023	$107,685	$93,510	$112,228
Nov-2024	$131,099	$99,939	$131,534
Nov-2025	$137,270	$105,637	$144,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Tactical Fund - Institutional Class	4.71%	2.62%	5.50%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	0.93%
Dow Jones Moderate Portfolio Index	10.06%	5.87%	6.45%

Performance Inception Date	Dec. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,866,166
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 366,483
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,866,166 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$366,483 Portfolio Turnover42%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.4%
Money Market Funds	1.6%
Fixed Income	73.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000226152
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Tactical Fund
Class Name	C Class
Trading Symbol	QACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$300	2.95%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	2.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year, performance for the Q3 All-Season Tactical Fund was almost entirely due to the exposure it had to NASDAQ 100 Index funds. A handful of trades in U.S. Treasury funds also occurred during the year leading to modest gains. The Fund’s systematic, quantitative indicators strongly pointed to a resumption of the uptrend in that index which had developed during the second half of 2024. Continued strength in AI-related sectors, and a reduction in interest rates, created an environment where the NASDAQ 100 Index soared to new highs during the fourth quarter.

Despite the struggles in the technology sector during the spring, the Fund deemed the NASDAQ 100 Index worthy of investment. As volatility began to increase during the summer months, the Fund established a few small allocations to money market and U.S. Treasury funds. These trades added small gains to the overall performance of the Fund, as the bond market showed signs of renewed strength for the first time in several quarters. Such positions also help to dampen the overall level of volatility within the Fund.

As the NASDAQ 100 Index continued to make new all-time highs throughout the summer and into the fall, the Fund benefited handsomely by having full exposure to that index during the majority of the period. Volatility levels in the U.S. equity markets began to decrease, and as such, the Fund’s indicators signaled to remain fully invested going into the end of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Tactical Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Mar-2021	$10,000	$10,000	$10,000
Nov-2021	$11,839	$10,246	$10,419
Nov-2022	$7,716	$8,930	$9,260
Nov-2023	$8,371	$9,035	$9,717
Nov-2024	$10,064	$9,657	$11,388
Nov-2025	$10,424	$10,207	$12,534

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 18, 2021)
Q3 All-Season Tactical Fund - C Class	3.57%	0.89%
Bloomberg U.S. Aggregate Bond Index	5.70%	0.44%
Dow Jones Moderate Portfolio Index	10.06%	4.92%

Performance Inception Date	Mar. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,866,166
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 366,483
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,866,166 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$366,483 Portfolio Turnover42%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.4%
Money Market Funds	1.6%
Fixed Income	73.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000238715
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Active Rotation ETF
Trading Symbol	QVOY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Q3 All-Season Active Rotation ETF (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/etf/. You can also request this information by contacting us at (888) 348-1255.
Additional Information Phone Number	(888) 348-1255
Additional Information Website	https://www.q3allseasonfunds.com/etf/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Over the fiscal year, the Q3 All-Season Active Rotation ETF held equity positions across all market capitalizations, international and domestic, as well as across the growth/value continuum. During the year, domestic large-cap growth stocks emerged as front runners with periods of outperformance by small caps and certain defensive sectors.

As the Fund is designed to do, it benefited from strategic allocations to those areas of the market showing strength. Much of this market exposure comes from the Fund’s “active equity” portion which comprises about 50% of the overall portfolio. Holdings in biotechnology and gold miners were the primary factors which led to the Fund’s outperformance during the year.

Interestingly, many of the Fund’s top performing positions were from opposite ends of the equity risk spectrum. Technology-heavy funds were joined by more value-based holdings such as precious metals and healthcare. Together they complimented each other – leading to a slight reduction in risk compared to broad-based benchmarks such as the S&P 500® Index.

The Fund’s small allocation to the fixed income market proved to have little overall effect on performance. As the bond markets continue to search for direction, the Fund’s positions in fixed income rotated from sector to sector including Treasury bonds and high yield corporates. This rotation generated modest gains for the Fund during the year.

The 15% allocation to an “alternative” sleeve of ETFs significantly contributed to outperformance. In particular, positions in gold and platinum helped the Fund’s performance as those metals hit new multi-year highs throughout the fiscal year. Holdings in these positions, and others that tend to have low correlation to equities, help lower overall risk in the portfolio while providing upside potential.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Active Rotation ETF - NAV	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
Dec-2022	$10,000	$10,000	$10,000
Nov-2023	$11,119	$11,545	$10,782
Nov-2024	$12,277	$14,758	$13,092
Nov-2025	$13,592	$17,266	$14,665

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 6, 2022)
Q3 All-Season Active Rotation ETF	10.71%	10.83%
MSCI World Index	16.99%	20.09%
Dow Jones Moderately Aggressive Portfolio Index	12.02%	13.69%

Performance Inception Date	Dec. 06, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 348-1255 or visit https://www.q3allseasonfunds.com/etf/ for updated performance information.
AssetsNet	$ 51,052,822
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 290,188
InvestmentCompanyPortfolioTurnover	674.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,052,822 Number of Portfolio Holdings12 Advisory Fee $290,188 Portfolio Turnover674%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	3.3%
Commodity	13.9%
Equity	82.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street SPDR S&P Biotech ETF	14.8%
SPDR Dow Jones Industrial Average ETF Trust	14.1%
VanEck Oil Services ETF	13.7%
Fidelity MSCI Health Care Index ETF	13.5%
Invesco QQQ Trust, Series 1	13.4%
Vanguard FTSE Pacific ETF	13.2%
abrdn Physical Platinum Shares ETF	5.2%
KraneShares Global Carbon Strategy ETF	4.7%
SPDR Gold MiniShares Trust	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.